Convertible preferred stock and preferred stock (Dividends) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Convertible preferred stock
Noncumulative dividend rate per annum	8.00%
Series A convertible preferred stock
Convertible preferred stock
Issuance price per share (in dollars per share)	2.02800
Series B convertible preferred stock
Convertible preferred stock
Issuance price per share (in dollars per share)	7.92000
Series C convertible preferred stock
Convertible preferred stock
Issuance price per share (in dollars per share)	2.85000
Series D convertible preferred stock
Convertible preferred stock
Issuance price per share (in dollars per share)	3.28152
Series E convertible preferred stock
Convertible preferred stock
Issuance price per share (in dollars per share)	6.61140
Series F convertible preferred stock
Convertible preferred stock
Issuance price per share (in dollars per share)	7.46520